Income Taxes - Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Allowance for loan losses	$ 1,455,743	$ 2,414,691
Deferred compensation liability	3,375,924	3,187,914
Intangible assets		30,516
Unrealized loss on securities available-for-sale	6,376,702	16,544
Unrealized loss on securities transferred to HTM		4,216,929
Other	576,946	538,744
Total	11,785,315	10,405,338
Deferred tax liabilities
Premises and equipment	1,042,833	1,123,247
Other	107,813	116,674
Total	1,150,646	1,239,921
Net deferred tax asset	$ 10,634,669	$ 9,165,417